PROPERTY, PLANT, EQUIPMENT AND MINING DEVELOPMENT COSTS, NET (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment, Net [Abstract]
Property, Plant, Equipment and Mining Development Costs, Net
The components of net property, plant, equipment and mining development costs follow:

	December 31,
	2015	2014
Proven and probable mineral reserves	$3,880	$3,879
VBPP	649	644
Mining development and other	4,881	4,414
Buildings and infrastructure	7,022	4,709
Machinery and equipment	11,742	9,253
Mobile equipment	3,845	3,626
Construction in progress	3,724	6,653
Property, plant, equipment and mining development costs	35,743	33,178
Accumulated depreciation, depletion and amortization	(11,497)	(10,251)
Property, plant, equipment and mining development costs, net	$24,246	$22,927